SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Balance Sheet [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency exchange rate	7.0288	7.1586
Profit Loss [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency exchange rate	7.1048		7.1373